Right of Use Assets	12 Months Ended
Dec. 31, 2020
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS
7.	RIGHT OF USE ASSETS

Total
Balance Jan 1, 2019	-
Addition in the year	319,747
Translation adjustment	(601)
Amortization in the year	(114,207)
Balance December 31, 2019	204,939

Addition in the year	306,086
Foreign exchange	10,677
Amortization in the year	(144,667)
Balance December 31, 2020	377,035

Right of Use Assets net book value at December 31, 2020, consists of $273,644 (2019-$32,036) related to an office lease and $103,391 (2019- 172,903) related to car leases.

Due to the implementation of IFRS16 as of January 1, 2019, there were no right of use assets recorded as of December 31, 2018.